INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
11.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its Cayman subsidiaries are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Rise HK and Edge Franchising are incorporated in Hong Kong and are subject to Hong Kong Profits Tax, which is currently imposed at the rate of 16.5%, with half-rate of 8.25% may apply for the first HK$2,000 of assessable profits for years of assessment beginning on or after April 1, 2018.

PRC

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory income tax rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Income/(loss) before income taxes consists of:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
PRC	43,995	14,121	189,760	27,600
Non-PRC	39,050	(14,797)	24,439	3,554

	83,045	(676)	214,199	31,154

The current and deferred portions of income tax benefit/(expense) included in the consolidated statements of income/(loss) are as follows:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current income tax expense	(36,965)	(51,773)	(65,023)	(9,458)
Deferred income tax benefit/(expense)	4,763	(1,151)	(6,740)	(980)

Income tax expense	(32,202)	(52,924)	(71,763)	(10,438)

The reconciliation of the income tax expense for the years ended December 31, 2016, 2017 and 2018 is as follows:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Income/(loss) before income tax	83,045	(676)	214,199	31,154
Income tax (expense)/benefit computed at the PRC statutory tax rate of 25%	(20,761)	169	(53,550)	(7,788)
Effect of different tax rates in different jurisdictions	5,688	(8,175)	2,291	333
Non-deductible expenses and others	(9,051)	(26,482)	(15,069)	(2,193)
Outside basis difference on investment in WFOE	(3,174)	(4,446)	(6,233)	(907)
PRC royalty withholding tax	(4,607)	(6,950)	(6,080)	(883)
Changes in valuation allowance	(297)	(7,040)	6,878	1,000

Income tax expense	(32,202)	(52,924)	(71,763)	(10,438)

The significant components of the Group’s deferred tax assets and liabilities as of December 31, 2017 and 2018 are as follows:

	For the year ended December 31,
	2017	2018	2018
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	34,111	24,214	3,522
Accrued expenses	6,638	6,680	972
Revenue recognition	—	12,749	1,854
Others	1,971	992	144
Less: Valuation allowance	(32,002)	(37,311)	(5,427)

	10,718	7,324	1,065

Deferred tax liabilities:
Long-lived assets arising from acquisitions	1,094	844	123
Outside basis difference on investment in WFOE	7,620	13,853	2,015
Others	3,385	455	66

	12,099	15,152	2,204

Presentation in the consolidated balance sheets:
Deferred tax assets	2,404	6,713	976
Deferred tax liabilities	(3,785)	(14,541)	(2,115)

Net deferred tax liabilities	(1,381)	(7,828)	(1,139)

The Group operates through several subsidiaries and the VIEs and valuation allowances are considered for each of the subsidiaries and the VIEs on an individual basis. The Group recorded a valuation allowance against deferred tax assets of those subsidiaries and the VIEs that are individually in a cumulative loss as of December 31, 2017 and 2018. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2018, the aggregate undistributed earnings from the Company’s WFOE and VIEs that are available for distribution are RMB309,910 (US$45,075). The Company has considered its operational funding needs, future development initiatives and its dividend distribution plan, and is permanently reinvesting all but RMB138,531 (US$20,148). Determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical because of the various associated income taxes including withholding income tax that would be payable upon the distribution of those amounts.

As of December 31, 2017 and 2018, the Group had taxable losses of RMB136,445 and RMB97,192 (US$14,136), respectively, derived from entities in the PRC and Hong Kong, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable losses as of December 31, 2018 will expire from 2019 to 2023 if not utilized. The Hong Kong taxable losses as of December 31, 2018 can be utilized indefinitely.

As of December 31, 2017 and 2018, the Group had unrecognized tax benefits of RMB8,799 and RMB7,613 (US$1,105), respectively, of which RMB1,389 and RMB1,389 (US$202), respectively were offset against the deferred tax assets on tax losses carry forward, and the remaining amount of RMB7,410 and RMB6,224 (US$905), respectively which if ultimately recognized, would impact the effective tax rate. The Group planned to settle unrecognized tax benefits of RMB670 (US$97) in cash in the next 12 months, and such amount was classified as income taxes payable. It is possible that the amount of unrecognized benefits will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2017	2018	2018
	RMB	RMB	US$
Balance at January 1,	9,124	8,799	1,279
Additions based on tax positions related to current year	738	2,636	382
Reversal based on tax positions related to prior years	—	(171)	(25)
Settlement	(1,063)	(3,463)	(504)
Foreign currency translation adjustments	—	(188)	(27)

Balance at December 31,	8,799	7,613	1,105

The Group recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2016, 2017 and 2018, the Group recognized approximately RMB573, RMB734 and RMB259 (US$38) in interest, respectively, and RMB nil, nil, and RMB1,161 (US$169) in penalties, respectively. The Group had approximately RMB1,160 and RMB2,580 (US$375) in accrued interest and penalties recorded in other non-current liabilities as of December 31, 2017 and 2018, respectively.

As of December 31, 2018, tax years ended December 31, 2013 through 2018 for the WFOE and the VIEs remain open to examination by the PRC tax authorities.